Related parties - Summary of key management personnel remuneration (Detail) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Key Management Personnel Remuneration [Abstract]
Salary and bonus	₽ 116,784	₽ 129,194	₽ 80,627
Management incentive agreement, including related social taxes	167,004	53,290	61,207
Pension contributions	12,825	13,432	10,583
Other social contributions	6,404	6,824	4,950
Total remuneration	₽ 303,017	₽ 202,740	₽ 157,367